Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	13
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$120,720,333.95	0.5734933	$106,762,507.40	0.5071853	$13,957,826.55
Class A-2-B Notes	$80,002,311.57	0.5734933	$70,752,350.51	0.5071853	$9,249,961.06
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$596,502,645.52	0.6247540	$573,294,857.91	0.6004471	$23,207,787.61

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	45.75		44.82
Pool Receivables Balance	$655,789,410.37		$631,425,374.39
Remaining Number of Receivables	42,959		42,170

Adjusted Pool Balance	$629,797,741.01		$606,589,953.40

III. COLLECTIONS

Principal:
Principal Collections	$23,375,216.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$576,094.51
Total Principal Collections	$23,951,311.40

Interest:
Interest Collections	$1,809,574.18
Late Fees & Other Charges	$46,451.57
Interest on Repurchase Principal	$-
Total Interest Collections	$1,856,025.75

Collection Account Interest	$28,673.73
Reserve Account Interest	$3,058.47
Servicer Advances	$-

Total Collections	$25,839,069.35

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	13
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$25,839,069.35
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,839,069.35

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$546,491.18	$-	$546,491.18	546,491.18
	Collection Account Interest					$28,673.73
	Late Fees & Other Charges					$46,451.57
Total due to Servicer						$621,616.48

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$157,942.44		$157,942.44
	Class A-2-B Notes		$158,601.85		$158,601.85
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$842,676.62		$842,676.62	842,676.62

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$24,282,293.09

7.	Regular Principal Distribution Amount:					23,207,787.61

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$13,957,826.55
	Class A-2-B Notes				$9,249,961.06
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$23,207,787.61		$23,207,787.61
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$23,207,787.61		$23,207,787.61

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,074,505.48

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,991,669.36
Beginning Period Amount	$25,991,669.36
Current Period Amortization	$1,156,248.37
Ending Period Required Amount	$24,835,420.99
Ending Period Amount	$24,835,420.99
Next Distribution Date Required Amount	$23,705,655.34

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	13
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.29%	5.49%	5.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.00%	41,748	98.86%	$624,228,626.14
30 - 60 Days	0.77%	323	0.87%	$5,503,478.45
61 - 90 Days	0.20%	86	0.24%	$1,496,862.56
91-120 Days	0.03%	13	0.03%	$196,407.24
121 + Days	0.00%	0	0.00%	$-
Total		42,170		$631,425,374.39

Delinquent Receivables 30+ Days Past Due
Current Period	1.00%	422	1.14%	$7,196,748.25
1st Preceding Collection Period	1.05%	450	1.24%	$8,154,790.73
2nd Preceding Collection Period	0.83%	361	0.98%	$6,642,625.20
3rd Preceding Collection Period	0.86%	380	1.00%	$7,005,808.23
Four-Month Average	0.93%		1.09%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.27%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		34		$627,451.25
Repossession Inventory		55		$589,127.80

Current Charge-Offs
Gross Principal of Charge-Offs				$988,819.09
Recoveries				$(576,094.51)
Net Loss				$412,724.58

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.76%

Average Pool Balance for Current Period				$643,607,392.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.77%
1st Preceding Collection Period				0.08%
2nd Preceding Collection Period				0.91%
3rd Preceding Collection Period				0.21%
Four-Month Average				0.49%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		72	865	$11,233,311.53
Recoveries		63	697	$(5,691,787.81)
Net Loss				$5,541,523.72
Cumulative Net Loss as a % of Initial Pool Balance				0.54%

Net Loss for Receivables that have experienced a Net Loss *		45	613	$5,555,079.19
Average Net Loss for Receivables that have experienced a Net Loss				$9,062.12

Principal Balance of Extensions				$2,566,162.08
Number of Extensions				132

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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